Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	BOND FUND OF AMERICA
Central Index Key	0000013075
Amendment Flag	false
Document Creation Date	Oct. 29, 2015
Document Effective Date	Nov. 01, 2015
Prospectus Date	Nov. 01, 2015
BOND FUND OF AMERICA® | Class A
Prospectus:
Trading Symbol	ABNDX
BOND FUND OF AMERICA® | Class R-1
Prospectus:
Trading Symbol	RBFAX
BOND FUND OF AMERICA® | Class R-2
Prospectus:
Trading Symbol	RBFBX
BOND FUND OF AMERICA® | Class R-3
Prospectus:
Trading Symbol	RBFCX
BOND FUND OF AMERICA® | Class R-4
Prospectus:
Trading Symbol	RBFEX
BOND FUND OF AMERICA® | Class R-5
Prospectus:
Trading Symbol	RBFFX
BOND FUND OF AMERICA® | Class B
Prospectus:
Trading Symbol	BFABX
BOND FUND OF AMERICA® | Class C
Prospectus:
Trading Symbol	BFACX
BOND FUND OF AMERICA® | Class F-1
Prospectus:
Trading Symbol	BFAFX
BOND FUND OF AMERICA® | Class 529-A
Prospectus:
Trading Symbol	CFAAX
BOND FUND OF AMERICA® | Class 529-B
Prospectus:
Trading Symbol	CFABX
BOND FUND OF AMERICA® | Class 529-C
Prospectus:
Trading Symbol	CFACX
BOND FUND OF AMERICA® | Class 529-E
Prospectus:
Trading Symbol	CFAEX
BOND FUND OF AMERICA® | Class 529-F-1
Prospectus:
Trading Symbol	CFAFX
BOND FUND OF AMERICA® | Class F-2
Prospectus:
Trading Symbol	ABNFX
BOND FUND OF AMERICA® | Class R-6
Prospectus:
Trading Symbol	RBFGX
BOND FUND OF AMERICA® | Class R-2E
Prospectus:
Trading Symbol	RBEBX
BOND FUND OF AMERICA® | Class R-5E
Prospectus:
Trading Symbol	RBFHX